Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Defense and Aerospace Portfolio	Apr. 29, 2023
Select Defense and Aerospace Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	6.94%
Past 5 years	5.18%
Past 10 years	12.40%
Select Defense and Aerospace Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.83%
Past 5 years	3.59%
Past 10 years	10.83%
Select Defense and Aerospace Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.57%
Past 5 years	3.86%
Past 10 years	9.98%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1507
Average Annual Return:
Past 1 year	10.74%
Past 5 years	7.04%
Past 10 years	15.55%